Fair Value Measurements - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 517,500	$ 575,000	$ 5,751,150
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in trust account	42,906,943	42,453,107	230,004,784
Fair Value, Inputs, Level 2 [Member] | Private Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	139,000	170,000
Fair Value, Inputs, Level 3 [Member] | Contingent Interest Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	134,269	32,865
Fair Value, Inputs, Level 3 [Member] | Private Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	0	1,718,000
Fair Value, Inputs, Level 3 [Member] | Forward Purchase Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 880,677	$ 326,234	$ 521,184